Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Reported Value Measurement [Member]
Financial assets:
Net loans	$ 1,338,434	$ 967,349
Loans held for sale		1,051
Financial liabilities:
Deposits	1,402,019	1,166,610
Other borrowings	12,059	12,901
Estimate of Fair Value Measurement [Member]
Financial assets:
Net loans	1,298,814	961,645
Loans held for sale		1,051
Financial liabilities:
Deposits	1,395,217	1,167,388
Other borrowings	12,059	12,901
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Net loans	0	0
Loans held for sale		0
Financial liabilities:
Deposits	1,163,999	967,885
Other borrowings	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Net loans	0	0
Loans held for sale		1,051
Financial liabilities:
Deposits	0	0
Other borrowings	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Net loans	1,298,814	961,645
Loans held for sale		0
Financial liabilities:
Deposits	231,218	199,503
Other borrowings	$ 12,059	$ 12,901